Significant Credit Concentrations	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Abstract]
Significant Credit Concentrations

NOTE 22

significant credit concentrations

Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to American Express' total credit exposure. The Company's customers operate in diverse industries, economic sectors and geographic regions.

The following table details the Company's maximum credit exposure by category, including the credit exposure associated with derivative financial instruments, as of December 31:

(Billions)	2011	2010
On-balance sheet:
Individuals(a)	$92	$88
Financial institutions(b)	28	23
U.S. Government and agencies(c)	6	12
All other(d)	16	15
Total on-balance sheet(e)	$142	$138
Unused lines-of-credit ― individuals(f)	$238	$226

  Individuals primarily include cardmember loans and receivables.
  Financial institutions primarily include debt obligations of banks, broker-dealers, insurance companies and savings and loan associations.
  U.S. Government and agencies represent debt obligations of the U.S. Government and its agencies, states and municipalities and government sponsored entities.
  All other primarily includes cardmember receivables from other corporate institutions.
  Certain distinctions between categories require management judgment.
  Because charge card products have no preset spending limit, the associated credit limit on cardmember receivables is not quantifiable. Therefore, the quantified unused line-of-credit amounts only include the approximate credit line available on cardmember loans.

As of December 31, 2011 and 2010, the Company's most significant concentration of credit risk was with individuals, including cardmember receivables and loans. These amounts are generally advanced on an unsecured basis. However, the Company reviews each potential customer's credit application and evaluates the applicant's financial history and ability and willingness to repay. The Company also considers credit performance by customer tenure, industry and geographic location in managing credit exposure.

The following table details the Company's cardmember loans and receivables exposure (including unused lines-of-credit on cardmember loans) in the United States and outside the United States as of December 31:

(Billions)	2011	2010
On-balance sheet:
United States	$82	$77
Non-U.S.	22	21
On-balance sheet(a)(b)	$104	$98
Unused lines-of-credit ― individuals:
United States	$195	$184
Non-U.S.	43	42
Total unused lines-of-credit ― individuals	$238	$226

  Represents cardmember loans to individuals as well as receivables from individuals and corporate institutions as discussed in footnotes (a) and (d) from the previous table.
  The remainder of the Company's on-balance sheet exposure includes cash, investments, other loans, other receivables and other assets including derivative financial instruments. These balances are primarily within the United States.

exposure to airline industry

The Company has multiple important co-brand, rewards and corporate payment arrangements with airlines. The Company's largest airline partner is Delta and this relationship includes exclusive co-brand credit card partnerships and other arrangements including Membership Rewards, merchant acceptance, travel and corporate payments programs. American Express' Delta SkyMiles Credit Card co-brand portfolio accounts for approximately 5 percent of the Company's worldwide billed business and less than 15 percent of worldwide cardmember loans. Refer to Notes 4 and 8 for further information on receivables and other assets recorded by the Company relating to these relationships.

In recent years, there have been a significant number of airline bankruptcies and liquidations, driven in part by volatile fuel costs and weakening economies around the world. Historically, the Company has not experienced significant revenue declines when a particular airline scales back or ceases operations due to a bankruptcy or other financial challenges because volumes generated by that airline are typically shifted to other participants in the industry that accept the Company's card products. The Company's exposure to business and credit risk in the airline industry is primarily through business arrangements where the Company has remitted payment to the airline for a cardmember purchase of tickets that have not yet been used or “flown”. The Company mitigates this risk by delaying payment to the airlines with deteriorating financial situations, thereby increasing cash withheld to protect the Company in the event the airline is liquidated. To date, the Company has not experienced significant losses from airlines that have ceased operations.